Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 109,244,285	$ 3,554,972	$ 109,369,478
At FVTOCI	5,402,714	175,812	6,092,462
Total trade receivable	114,646,999	3,730,784	115,462,210
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	109,408,693	3,560,322	109,473,101
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 164,408	$ 5,350	$ 103,353